UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08342

Strategic Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Strategic Income Portfolio                                                                                                                     as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 77.2%

Security		Principal	U.S. $ Value
Brazil — 0.6%
Republic of Brazil, 12.50%, 1/5/16	BRL	6,870,000	$3,176,028
Total Brazil (identified cost $2,813,351)			$3,176,028
Chile — 0.6%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15 (1)		3,000,000	3,017,400
Total Chile (identified cost $3,000,000)			$3,017,400
Colombia — 2.8%
Republic of Colombia, 11.75%, 3/1/10	COP	31,990,000,000	14,204,888
Total Colombia (identified cost $15,330,866)			$14,204,888
Egypt — 2.7%
Egyptian Treasury Bill, 0.00%, 8/1/06	EGP	16,800,000	2,924,918
Egyptian Treasury Bill, 0.00%, 9/5/06	EGP	16,000,000	2,763,240
Egyptian Treasury Bill, 0.00%, 10/10/06	EGP	17,075,000	2,924,533
Egyptian Treasury Bill, 0.00%, 12/5/06	EGP	16,000,000	2,704,421
Egyptian Treasury Bill, 0.00%, 2/27/07	EGP	15,410,000	2,554,015
Total Egypt (identified cost $13,905,718)			$13,871,127
Indonesia — 3.7%
APP Finance VI, 0.00%, 11/18/12 (2)(3)(4)		4,000,000	90,000
APP Finance VII, 3.50%, 4/30/03 (2)(3)(4)		2,000,000	67,500
DGS International Finance, 10.00%, 6/1/07 (2)(4)		2,000,000	35,000
Indah Kiat International Finance, 12.50%, 6/15/06 (2)(4)		1,000,000	472,500
Indonesia Recapital, 14.00%, 6/15/09	IDR	76,000,000,000	8,877,803
Republic of Indonesia, 12.00%, 9/15/11	IDR	80,000,000,000	8,879,880
Total Indonesia (identified cost $24,098,824)			$18,422,683
Philippines — 0.2%
Bayan Telecommunications, 13.50%, 7/15/06 (2)(4)(5)		2,000,000	950,000
Total Philippines (identified cost $1,988,331)			$950,000
United States — 66.6%
Corporate Bonds & Notes — 0.6%
Baltimore Gas and Electric, 6.73%, 6/12/12		400,000	415,456
BellSouth Capital Funding, 6.04%, 11/15/26		300,000	300,315

Coca-Cola Enterprise, 7.00%, 10/1/26	375,000	$408,749
Eaton Corp., 8.875%, 6/15/19	500,000	622,151
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,099,613
Total Corporate Bonds & Notes (identified cost, $2,608,742)		$2,846,284
Collateralized Mortgage Obligations — 8.9%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	1,045,194	1,073,082
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	888,899	907,155
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	3,412,182	3,484,761
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	792,074	812,871
Federal National Mortgage Association, Series 1992-180, Class F, 6.56%, 10/25/22 (6)	3,588,521	3,698,947
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,119,370	1,140,350
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	2,610,205	2,699,279
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	3,549,378	3,734,515
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	2,389,684	2,466,123
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	5,395,745	5,427,082
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	3,122,062	3,229,619
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,026,574	2,149,910
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	784,820	813,886
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	2,593,520	2,735,350
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	675,605	702,616
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	3,825,303	3,933,662
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	862,026	877,106
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,023,531
Total Collateralized Mortgage Obligations (identified cost, $46,322,424)		$44,909,845

Mortgage Pass-Throughs — 55.7%
Federal Home Loan Mortgage Corp.:
5.05% with maturity at 2023 (7)	1,994,563	$1,993,263
6.00% with maturity at 2024	7,786,326	7,858,412
6.50% with various maturities to 2024	5,452,674	5,590,318
7.00% with various maturities to 2024	3,628,675	3,780,055
7.31% with maturity at 2026	793,861	831,651
7.50% with various maturities to 2026	8,089,446	8,551,494
7.95% with maturity at 2022	930,744	995,606
8.00% with various maturities to 2021	267,706	278,275
8.15% with maturity at 2021	684,626	691,586
8.30% with maturity at 2021	557,616	601,485
8.47% with maturity at 2018	483,276	520,816
8.50% with various maturities to 2028	3,472,981	3,775,731
9.00% with various maturities to 2027	2,081,959	2,285,273
9.25% with various maturities to 2016	267,761	274,386
9.50% with various maturities to 2027	738,441	818,165
9.75% with various maturities to 2020	73,444	78,225
10.50% with maturity at 2021	1,173,430	1,330,304
11.00% with maturity at 2016	1,860,542	2,099,626
13.25% with maturity at 2013	4,202	4,706
		$42,359,377
Federal National Mortgage Association:
4.854% with various maturities to 2033 (7)	45,580,915	45,692,869
4.874% with various maturities to 2035 (7)	93,355,200	93,723,825
4.916% with maturity at 2035 (7)	13,498,421	13,537,247
4.981% with maturity at 2022 (7)	4,979,416	4,982,064
5.024% with maturity at 2025 (7)	3,359,503	3,376,214
5.224% with maturity at 2024 (7)	3,037,719	3,032,159
5.331% with maturity at 2023 (7)	676,104	678,799
6.228% with maturity at 2028 (7)	997,425	1,032,972
6.321% with maturity at 2032 (7)	9,672,593	9,959,882
6.50% with various maturities to 2028	7,685,217	7,862,816
7.00% with various maturities to 2024	1,892,370	1,961,876
7.50% with various maturities to 2026	11,957,854	12,452,350
8.00% with various maturities to 2028	13,803,061	14,736,536
8.50% with various maturities to 2026	379,737	396,327
8.91% with maturity at 2010	181,628	188,065
9.00% with various maturities to 2024	1,380,807	1,489,769
9.03% with maturity at 2028	2,123,128	2,315,929
9.50% with various maturities to 2030	2,992,320	3,317,353
		$220,737,052
Government National Mortgage Association:
7.00% with various maturities to 2024	3,586,002	3,737,296
7.50% with various maturities to 2028	4,494,948	4,754,080

7.75% with maturity at 2019	48,243	$51,291
8.00% with various maturities to 2023	1,749,823	1,876,830
8.30% with various maturities to 2020	453,656	487,733
8.50% with various maturities to 2021	338,162	364,146
9.00% with various maturities to 2025	1,309,702	1,436,488
9.50% with various maturities to 2026	3,991,381	4,466,462
		$17,174,326
Total Mortgage Pass-Throughs (identified cost, $282,032,479)		$280,270,755
Auction Rate Certificates — 1.0%
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 5.37%, 7/1/32 (7)	2,425,000	2,425,000
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 5.40%, 7/1/33 (7)	2,925,000	2,925,000
Total Auction Rate Certificates (identified cost, $5,350,000)		$5,350,000
U.S. Treasury Obligations — 0.4%
United States Treasury Bond, 7.875%, 2/15/21 (8) -(identified cost, $1,817,656)	1,500,000	1,912,502
Total United States (identified cost $338,131,301)		$335,289,386
Total Bonds & Notes (identified cost, $399,268,391)		$388,931,512

Common Stocks — 0.1%

Security	Shares	Value
Indonesia — 0.1%
Business Services — 0.1%
APP China (2)	8,155	$326,200
		$326,200
Total Indonesia (identified cost $1,522,635)		$326,200
Total Common Stocks (identified cost $1,522,635)		$326,200

Short-Term Investments — 22.4%

Security	Principal	Value
Asset One Securitization, LLC, Commercial Paper, 5.30%, 8/8/06	13,000,000	$12,986,603
Autobahn Funding Co., LLC, Commercial Paper, 5.31%, 8/4/06	20,000,000	19,991,150
Giro Balanced Funding Corp., Commercial Paper, 5.34%, 8/15/06	16,000,000	15,966,773
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	18,971,109	18,971,109
La Fayette Asset Securitization, LLC, Commercial Paper, 5.31%, 8/10/06	20,000,000	19,973,450
Manhattan Asset Funding Co., Commercial Paper, 5.35%, 8/16/06	25,000,000	24,944,271
Total Short-Term Investments (at amortized cost, $112,833,356)		$112,833,356

Call Options Purchased — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	37,083	$1,049,294
Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	32	287,006
Total Call Options Purchased (at amortized cost, $641,472)		$1,336,300
Total Investments — 100.0% (identified cost $514,265,854)		$503,427,368
Other Assets, Less Liabilities — (0.0)%		$(30,421)
Net Assets — 100.0%		$503,396,947

BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
IDR	—	Indonesian Rupiah
(1)		Security pays 3.8% coupon and accrues principle based on annual increases in the Chilean UF Rate, for an effective yield of 7.43%.
(2)		Non-income producing security.
(3)		Convertible bond.
(4)		Defaulted security.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $950,000 or 0.2% of the net assets.

(6)		Floating-Rate.
(7)		Adjustable rate securities. Rates shown are the rates at period end.
(8)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at July 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
08/02/06	Brazilian Real 12,800,000	United States Dollar 5,855,444	$(30,967)
08/08/06	Canadian Dollar 8,500,000	United States Dollar 7,430,070	(92,043)
08/17/06	Euro 4,000,000	United States Dollar 5,082,624	(26,971)
08/09/06	Japanese Yen 1,463,000,000	United States Dollar 12,627,145	(169,887)
08/01/06	Turkish Lira 19,223,000	United States Dollar 12,901,342	51,743
08/07/06	South African Rand 28,000,000	United States Dollar 4,061,046	24,078
			$(244,047)

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
08/02/06	Brazilian Real 12,800,000	United States Dollar 5,755,137	$131,274
09/05/06	Brazilian Real 12,800,000	United States Dollar 5,808,677	29,407
08/14/06	Chilean Peso 4,300,000,000	United States Dollar 7,976,997	(9,021)
08/07/06	Indonesian Rupiah 75,000,000,000	United States Dollar 8,180,628	80,488
08/04/06	Icelandic Kroner 773,754,000	Euro 8,239,314	108,606
08/11/06	Icelandic Kroner 760,296,000	Euro 8,262,740	(124,327)
08/07/06	Japanese Yen 476,000,000	United States Dollar 4,153,578	8,889
08/07/06	Korean Won 26,857,000,000	United States Dollar 28,244,660	(138,853)
08/28/06	Kazakhstan Tenge 83,300,000	United States Dollar 705,932	(1,232)
08/14/06	Mexican Peso 86,070,000	United States Dollar 7,824,545	65,500
08/14/06	Malaysian Ringgit 56,200,000	United States Dollar 15,381,247	(5,842)

08/22/06	Malaysian Ringgit 52,900,000	United States Dollar 14,399,260	$79,424
08/25/06	Malaysian Ringgit 27,000,000	United States Dollar 7,335,760	55,285
08/04/06	Philippines Peso 563,800,000	United States Dollar 10,745,597	207,518
08/22/06	Philippines Peso 562,000,000	United States Dollar 10,715,375	195,252
08/10/06	Romanian Leu 17,700,000	Euro 4,903,183	108,798
08/17/06	Romanian Leu 14,452,000	United States Dollar 5,115,571	81,192
08/18/06	Romanian Leu 21,200,000	Euro 5,891,999	95,562
10/27/06	Romanian Leu 27,425,000	Euro 7,432,249	264,350
08/04/06	Singapore Dollar 12,300,000	United States Dollar 7,716,921	86,352
08/01/06	Turkish Lira 19,223,000	United States Dollar 12,897,014	(47,415)
08/15/06	Turkish Lira 19,223,000	United States Dollar 12,841,015	(51,914)
			$1,219,293

Futures Contracts

Expiration			Aggregate		Net Unrealized Appreciation
Date(s)	Contracts	Position	Cost	Value	(Depreciation)
07/06	35 30 Day Federal Funds	Long	$13,824,648	$13,821,001	$(3,647)
09/06	80 Nikkei 225	Long	6,092,000	6,174,000	82,000
09/06	46 Japan 10 Year Bond	Short	(53,040,416)	(53,052,650)	(12,234)
					$66,119

Descriptions of the underlying instruments to Futures Contracts:

30 Day Federal Funds: The 30 Day Federal funds are short-term loans, mostly overnight, exchanged between banks that have reserve accounts in the Federal Reserve System. The Federal Reserve is not the source of these funds, but its regional banks provide the infrastructure for this market. Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

At July 31, 2006, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

At July 31, 2006, the Portfolio had entered into an interest rate swap with JPMorgan Chase Bank N.A. whereby the Portfolio makes a payment every 28 days at a rate equal to the MXN-TIIE-BANXICO on the notional amount of $91,000,000 MXN. In exchange, the Portfolio receives payments every 28 days at a fixed rate equal to 9.870% on the same notional amount. The effective date of the interest rate swap is June 8, 2006. The value of the contract, which terminates May 26, 2016, is recorded as a receivable for open swap contracts of $404,759, on July 31, 2016.

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
4,000,000 USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(206,578)
10,000,000 USD	4/20/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	(423,456)
5,000,000 USD	6/20/2011	Agreement with JP Morgan Chase Bank dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to JP Morgan Chase Bank.	(16,436)
5,000,000 USD	9/20/2011	Agreement with JP Morgan Chase Bank dated 7/21/2006 to pay 2.09% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Indonesia, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to JP Morgan Chase Bank	(63,828)

5,000,000 USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(365,880)
3,000,000 USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(133,555)
50,000,000 USD	6/20/2015	Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(185,631)
30,000,000 USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	179,630

6,000,000 USD	1/20/2011	Agreement with Barclays Bank, PLC dated 1/18/2006 to pay 0.75% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Arab Republic of Egypt, Barclays Bank, PLC agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Arab Republic of Egypt to Barclays Bank, PLC.	43,844
20,000,000 USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	129,346
5,000,000 USD	6/20/2011	Agreement with Credit Suisse First Boston dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Credit Suisse First Boston.	(16,436)
5,000,000 USD	7/20/2011	Agreement with Credit Suisse First Boston dated 7/18/2006 to pay 2.87% per year times the notional amount. In exchange for that periodic payment, upon default event Turkey, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey Credit Suisse First Boston.	(132,870)

5,000,000 USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Citigroup Global Markets, Inc.	(16,436)
10,000,000 USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 5/16/2006 to pay 1.73% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Indonesia, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to Citigroup Global Markets, Inc.	1,159
7,000,000 USD	5/20/2011	Agreement with HSBC Bank USA dated 5/5/2006 to pay 1.30% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Serbia, HSBC Bank USA agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Serbia to HSBC Bank USA.	91,091

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$516,657,054
Gross unrealized appreciation	$1,557,729
Gross unrealized depreciation	(14,787,415)
Net unrealized depreciation	$(13,229,686)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at July 31, 2006 on a federal income tax basis was 330,322.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Income Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer

Date:	September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer

Date:	September 26, 2006

By:	/s/Dan A. Maalouly
Dan A Maalouly
Treasurer and Principal Financial Officer

Date:	September 26, 2006